Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
April 11, 2022
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Daily China Technology Bull 2X Shares, Direxion Daily China Technology Bear 2X Shares, Direxion Daily Electric and Autonomous Vehicles Bull 2X Shares, Direxion Daily Electric and Autonomous Vehicles Bear 2X Shares, Direxion Daily E-Gaming Bull 2X Shares, Direxion Daily E-Gaming Bear 2X Shares, Direxion Daily TIPS Bull 2X Shares, and the Direxion Daily TIPS Bear 2X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated April 6, 2022, filed electronically as Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A on April 6, 2022.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
Secretary
Rafferty Asset Management, LLC